Segments (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated
The following tables summarize the Group's segment disclosures:

	Three Months Ended June 30, 2024
	Specialty	Bespoke	Reinsurance	Other	Total
Gross premiums written	$756.5	$90.6	$346.1	$—	$1,193.2
Net premiums written	424.6	27.9	217.4	—	669.9
Net premiums earned	349.2	93.0	58.9	—	501.1
Losses and loss adjustment expenses	(189.1)	(32.9)	(0.7)	—	(222.7)
Policy acquisition expenses	(91.2)	(33.4)	(17.7)	(75.0)	(217.3)
General and administrative expenses	—	—	—	(24.4)	(24.4)
Underwriting income	68.9	26.7	40.5	(99.4)	36.7
Net realized and unrealized investment losses					(7.0)
Net investment income					46.0
Corporate and other expenses					(1.6)
Net foreign exchange losses					(2.6)
Financing costs					(8.6)
Income before income taxes					62.9
Income tax expense					(9.2)
Net income					$53.7

Losses and loss adjustment expenses incurred - current year	(203.2)	(75.7)	(12.4)		$(291.3)
Losses and loss adjustment expenses incurred - prior accident years	14.1	42.8	11.7		68.6
Losses and loss adjustment expenses incurred - total	$(189.1)	$(32.9)	$(0.7)		$(222.7)

Underwriting Ratios(1)
Loss ratio - current year	58.2%	81.4%	21.1%		58.1%
Loss ratio - prior accident years	(4.0%)	(46.0%)	(19.9%)		(13.7%)
Loss ratio - total	54.2%	35.4%	1.2%		44.4%
Policy acquisition expense ratio	26.1%	35.9%	30.1%		28.4%
Underwriting ratio	80.3%	71.3%	31.3%		72.8%
The Fidelis Partnership commissions ratio					15.0%
General and administrative expense ratio					4.9%
Combined ratio					92.7%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Three Months Ended June 30, 2023
	Specialty	Bespoke	Reinsurance	Other	Total
Gross premiums written	$657.3	$54.7	$245.2	$—	$957.2
Net premiums written	461.8	30.1	123.2	—	615.1
Net premiums earned	307.2	90.4	31.5	—	429.1
Losses and loss adjustment expenses	(137.4)	(16.2)	(4.7)	—	(158.3)
Policy acquisition expenses	(77.5)	(36.9)	(7.7)	(52.6)	(174.7)
General and administrative expenses	—	—	—	(18.6)	(18.6)
Underwriting income	92.3	37.3	19.1	(71.2)	77.5
Net realized and unrealized investment gains					0.1
Net investment income					27.3
Other loss					(3.3)
Corporate and other expenses					(1.5)
Net foreign exchange losses					(0.1)
Financing costs					(9.0)
Income before income taxes					91.0
Income tax expense					(7.1)
Net income					$83.9

Losses and loss adjustment expenses incurred - current year	(132.5)	(23.7)	(4.5)		$(160.7)
Losses and loss adjustment expenses incurred - prior accident years	(4.9)	7.5	(0.2)		2.4
Losses and loss adjustment expenses incurred - total	$(137.4)	$(16.2)	$(4.7)		$(158.3)

Underwriting Ratios(1)
Loss ratio - current year	43.1%	26.2%	14.3%		37.5%
Loss ratio - prior accident years	1.6%	(8.3%)	0.6%		(0.6%)
Loss ratio - total	44.7%	17.9%	14.9%		36.9%
Policy acquisition expense ratio	25.2%	40.8%	24.4%		28.5%
Underwriting ratio	69.9%	58.7%	39.3%		65.4%
The Fidelis Partnership commissions ratio					12.3%
General and administrative expense ratio					4.3%
Combined ratio					82.0%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Six months ended June 30, 2024
	Specialty	Bespoke	Reinsurance	Other	Total
Gross premiums written	$1,790.5	$244.1	$672.9	$—	$2,707.5
Net premiums written	1,052.3	80.7	315.0	—	1,448.0
Net premiums earned	701.4	182.9	104.8	—	989.1
Losses and loss adjustment expenses	(363.6)	(56.3)	14.9	—	(405.0)
Policy acquisition expenses	(191.0)	(63.7)	(23.8)	(151.7)	(430.2)
General and administrative expenses	—	—	—	(48.0)	(48.0)
Underwriting income	146.8	62.9	95.9	(199.7)	105.9
Net realized and unrealized investment losses					(16.0)
Net investment income					87.0
Corporate and other expenses					(1.6)
Net foreign exchange losses					(0.1)
Financing costs					(17.2)
Income before income taxes					158.0
Income tax expense					(23.1)
Net income					$134.9

Losses and loss adjustment expenses incurred - current year	(412.1)	(107.4)	(21.1)		$(540.6)
Losses and loss adjustment expenses incurred - prior accident years	48.5	51.1	36.0		135.6
Losses and loss adjustment expenses incurred - total	$(363.6)	$(56.3)	$14.9		$(405.0)

Underwriting Ratios(1)
Loss ratio - current year	58.7%	58.7%	20.2%		54.6%
Loss ratio - prior accident years	(6.9%)	(27.9%)	(34.4%)		(13.7%)
Loss ratio - total	51.8%	30.8%	(14.2%)		40.9%
Policy acquisition expense ratio	27.2%	34.8%	22.7%		28.2%
Underwriting ratio	79.0%	65.6%	8.5%		69.1%
The Fidelis Partnership commissions ratio					15.3%
General & administrative expense ratio					4.9%
Combined ratio					89.3%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Six months ended June 30, 2023
	Specialty	Bespoke	Reinsurance	Other	Total
Gross premiums written	$1,491.4	$205.5	$505.6	$—	$2,202.5
Net premiums written	954.8	111.8	208.2	—	1,274.8
Net premiums earned	573.4	181.6	60.1	—	815.1
Losses and loss adjustment expenses	(278.1)	(29.3)	(10.5)	—	(317.9)
Policy acquisition expenses	(143.8)	(70.2)	(13.1)	(76.8)	(303.9)
General and administrative expenses	—	—	—	(35.2)	(35.2)
Underwriting income	151.5	82.1	36.5	(112.0)	158.1
Net realized and unrealized investment gains					2.9
Net investment income					47.7
Other income					0.2
Net gain on distribution of The Fidelis Partnership					1,639.1
Corporate and other expenses					(3.0)
Net foreign exchange losses					(1.6)
Financing costs					(17.6)
Income before income taxes					1,825.8
Income tax expense					(9.3)
Net income					$1,816.5

Losses and loss adjustment expenses incurred - current year	(242.7)	(45.6)	(34.1)		$(322.4)
Losses and loss adjustment expenses incurred - prior accident years	(35.4)	16.3	23.6		4.5
Losses and loss adjustment expenses incurred - total	$(278.1)	$(29.3)	$(10.5)		$(317.9)

Underwriting Ratios(1)
Loss ratio - current year	42.3%	25.1%	56.8%		39.6%
Loss ratio - prior accident years	6.2%	(9.0%)	(39.3%)		(0.6%)
Loss ratio - total	48.5%	16.1%	17.5%		39.0%
Policy acquisition expense ratio	25.1%	38.7%	21.8%		27.9%
Underwriting ratio	73.6%	54.8%	39.3%		66.9%
The Fidelis Partnership commissions ratio					9.4%
General & administrative expense ratio					4.3%
Combined ratio					80.6%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.